Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ 605
Hedge ineffectiveness recognized in income	(45)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(1,000)
Hedge ineffectiveness recognized in income	18
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(318)
Hedge ineffectiveness recognized in income	(11)
Changes in the value of the hedging instrument recognized in OCI	(275)
Amount reclassified from hedge reserves to income	(37)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	751
Hedge ineffectiveness recognized in income	(1)
Changes in the value of the hedging instrument recognized in OCI	674
Amount reclassified from hedge reserves to income	101
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(19)
Changes in the value of the hedging instrument recognized in OCI	(10)
Amount reclassified from hedge reserves to income	(7)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(61)
Changes in the value of the hedging instrument recognized in OCI	(137)
Amount reclassified from hedge reserves to income	(165)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(331)
Changes in the value of the hedging instrument recognized in OCI	(331)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	16
Changes in the value of the hedging instrument recognized in OCI	$ 17